NOTE 9 - DUE TO STOCKHOLDERS AND ACCOUNTS PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 9 -        DUE TO STOCKHOLDERS AND ACCOUNTS PAYABLE – RELATED PARTIES

As of December 31, 2009, certain directors had advanced a total of $7,000 to the Company to cover operating expenses.  During 2011 and 2010, the Company repaid $6,000 and $1,000, respectively, of the amount outstanding.  As of December 31, 2011, there is no outstanding balance.

As of December 31, 2011 and 2010, the Company had outstanding $229,669 and $228,269, respectively, owed to certain consultants for unpaid previous years services. These consultants are stockholders of the Company and therefore have been classified as related parties.